Mixed Company: (Details Text) $ in Millions	Sep. 30, 2016 USD ($)
Mixed Company: [Abstract]
Mixed Company ownership by Venezuela	55.00%
Mixed Company ownership by Company	45.00%
Anticipated capital costs of Brisas Cristinas	$ 2,100